                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:
                                               --------------

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brookfield Asset Management Inc.
Address: Brookfield Place
         181 Bay Street, Suite 300
         Toronto, Ontario M5J 2T3

Form 13F File Number: 028-14349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  A.J. Silber
Title: Vice President, Legal Affairs
Phone: 416-417-7272

Signature, Place, and Date of Signing:

/s/ A.J. Silber             Toronto, CA                 5/15/2012
-------------------------   -------------------------   ------------------------
[Signature]                 [Place]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3

Form 13F Information Table Entry Total:         131

Form 13F Information Table Value Total:   7,765,604
                                        -----------
                                        (thousands)

Confidential information has been omitted from the form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         13F File Number       Name
---         ---------------       ----
(1)         028-13826             Brookfield Investment Management Inc.
(2)         028-13827             AMP Capital Brookfield (US) LLC
(3)         028-14362             Brookfield Asset Management Private
                                  Institutional Capital Adviser (Canada) LP

Brookfield Asset Management Inc.
FORM 13F
As of March 31, 2012

                                                                                                              Voting Authority
                                                           Value    Shares/  Sh/ Put/ Invstmt   Other   ----------------------------
Name of Issuer                  Title of class    CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole       Shared   None
------------------------------ ---------------- --------- -------- --------- --- ---- ------- -------- ----------- --------- -------
AK STL HLDG CORP               COM              001547108     2268    300000  SH      Defined               300000
Alexander's Inc                COM              014752109     7956     20200  SH      Defined  (1) (2)       12100              8100
American Tower Reit Inc.       COM              03027X100     5138     81526  SH      Defined  (1) (2)       81526
American Water Works Co Inc    COM              030420103     1514     44500  SH      Defined      (1)       44500
AV Homes Inc                   COM              00234P102     6363    522405  SH      Defined  (1) (2)      282700            239705
AvalonBay Communities Inc      COM              053484101    20747    146777  SH      Defined  (1) (2)       68497             78280
BANK MONTREAL QUE              COM              063671101      208      3500  SH      Defined                 3500
BANK NOVA SCOTIA HALIFAX       COM              064149107      196      3500  SH      Defined                 3500
BANK OF AMERICA CORPORATION    COM              060505104    53625   5603500  SH      Defined              5603500
BANK OF AMERICA CORPORATION    *W EXP 10/28/201 060505153      473    450000  SH      Defined               450000
Beazer Homes USA Inc           COM              07556Q105     4123   1268505  SH      Defined  (1) (2)      905278            363227
Boston Properties Inc          COM              101121101    33245    316648  SH      Defined  (1) (2)      116748            199900
Brandywine Realty Trust        COM              105368203    36073   3142205  SH      Defined  (1) (2)     1382751           1759454
Brookdale Senior Living Inc    COM              112463104    77332   4130996  SH      Defined  (1) (2)     2162682           1968314
BROOKDALE SR LIVING INC        COM              112463104     1161     62000  SH      Defined                62000
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101     1546     48930  SH      Defined               48,930
BROOKFIELD OFFICE PPTYS INC    COM              112900105  4351377 249362561  SH      Defined          249,362,561
BROOKFIELD RESIDENTIAL PPTYS   COM              11283W104   777557  73493112  SH      Defined           73,493,112
Brookfield Residential Propert COM              11283W104     8218    776710  SH      Defined      (1)      776710
Camden Property Trust          SH BEN INT       133131102    26295    399923  SH      Defined  (1) (2)      194333            205590
CANADIAN NAT RES LTD           COM              136385101      199      6000  SH      Defined                 6000
CDN IMPERIAL BK OF COMMERCE    COM              136069101      176      2300  SH      Defined                 2300
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     1439     48639  SH      Defined                48639
CEMEX SAB DE CV                SPON ADR NEW     151290889      667     86000  SH      Defined                86000
CenterPoint Energy Inc         COM              15189T107     1473     74700  SH      Defined      (1)       74700
China Real Estate Information  ADR              16948Q103     2681    519600  SH      Defined  (1) (2)      251700            267900
CITIGROUP INC                  COM NEW          172967424    38714   1059200  SH      Defined              1059200
CITIGROUP INC                  COM              172967424      199      5454  SH      Defined      (1)        5454
CommonWealth REIT              COM SH BEN INT   203233101    17858    959100  SH      Defined  (1) (2)      423600            535500
CommonWealth REIT  6.50% Serie 6.50% PFD CUM CO 203233408     4096    191776  SH      Defined      (1)      191776
Corporate Office Properties Tr SH BEN INT       22002T108      861     37101  SH      Defined  (1) (2)       16800             20301
Crown Castle International Cor COM              228227104     1422     26650  SH      Defined      (1)       26650
DDR Corp                       COM              23317H102    51927   3556641  SH      Defined  (1) (2)     1796375           1760266
DIANA SHIPPING INC             COM              Y2066G104      448     50000  SH      Defined               50,000
Digital Realty Trust Inc       COM              253868103     3871     52328  SH      Defined      (1)       52328
Douglas Emmett Inc             COM              25960P109    37778   1656200  SH      Defined  (1) (2)      689900            966300
EastGroup Properties Inc       COM              277276101      899     17900  SH      Defined      (1)       17900

Eaton Vance Corp               COM NON VTG      278265103      217      7600  SH      Defined      (1)        7600
E-House China Holdings Ltd     ADR              26852W103     5413    933340  SH      Defined  (1) (2)      648440            284900
El Paso Corp                   COM              28336L109     5334    180500  SH      Defined      (1)      180500
Emeritus Corp                  COM              291005106    14168    802237  SH      Defined  (1) (2)      331100            471137
Enbridge Inc                   COM              29250N105     4344    111974  SH      Defined      (1)      111974
Energy Transfer Equity LP      COM UT LTD PTN   29273V100     1076     26700  SH      Defined      (1)       26700
Enterprise Products Partners L COM              293792107     1110     22000  SH      Defined      (1)       22000
Entertainment PPTYS TR         PFD C CNV 5.75%  29380T402      655     31400  SH      Defined      (1)       31400
Entertainment PPTYS TR         CONV PFD 9% SR E 29380T600     5476    196205  SH      Defined      (1)      196205
EQT Corp                       COM              26884L109      525     10900  SH      Defined      (1)       10900
Equity Lifestyle Properties In COM              29472R108     6779     97200  SH      Defined  (1) (2)       48700             48500
Equity Residential             SH BEN INT       29476L107    16538    264100  SH      Defined  (1) (2)      150000            114100
Essex Property Trust Inc       COM              297178105    29803    196705  SH      Defined  (1) (2)       73205            123500
First Industrial Realty Trust  COM              32054K103    22017   1782730  SH      Defined  (1) (2)      709200           1073530
Forest City Enterprises Inc    COM              345550107    10564    674568  SH      Defined  (1) (2)      349500            325068
Franklin Resources Inc         COM              354613101      223      1800  SH      Defined      (1)        1800
GENERAL GROWTH PPTYS INC NEW   COM              370023103  6076690 357662764  SH      Defined      (3)             357662764
General Growth Properties Inc  COM              370023103    25795   1518243  SH      Defined  (1) (2)      601736            916507
GENERAL MTRS CO                COM              37045V100    15613    608682  SH      Defined               608682
GENERAL MTRS CO                *W EXP 07/10/201 37045V118      154      9254  SH      Defined                 9254
GENERAL MTRS CO                *W EXP 07/10/201 37045V126      672     60000  SH      Defined               60,000
GENERAL MTRS CO                *W EXP 07/10/201 37045V126      104      9254  SH      Defined                 9254
Health Care REIT Inc           COM              42217K106    51830    943046  SH      Defined  (1) (2)      375246            567800
HOWARD HUGHES CORP             COM              44267D107   154860   2424618  SH      Defined      (3)               2424618
Hudson Pacific Properties Inc  COM              444097109    12442    822335  SH      Defined  (1) (2)      334200            488135
Inergy LP                      UNIT LTD PTNR    456615103      588     35900  SH      Defined      (1)       35900
IRSA Inversiones y Representac GBL DEP RCPT     450047204     1826    180625  SH      Defined      (1)      180625
ISHARES 600/GRO                COM              464287887     1586     19199  SH      Defined      (1)       19199
ISHARES 600/VAL                COM              464287879     1506     19167  SH      Defined      (1)       19167
ISHARES MSCI EAFE GROWTH INX   COM              464288885      131      2230  SH      Defined      (1)        2230
ISHARES MSCI EAFE INDEX FUND   COM              464287465     1298     23640  SH      Defined      (1)       23640
ISHARES MSCI EMERG MKT INDEX   COM              464287234      840     19559  SH      Defined      (1)       19559
ISHARES RUSSELL 1000           COM              464287622     1449     18582  SH      Defined      (1)       18582
ISHARES S&P 500 INDEX FUND     COM              464287200     2303     16307  SH      Defined      (1)       16307
ISHARES S&P 500/BARRA GROWTH   COM              464287309      909     12059  SH      Defined      (1)       12059
ISHARES S&P 500/BARRA VAL      COM              464287408      591      9103  SH      Defined      (1)        9103
ISHARES S&P MIDCAP 400         COM              464287507     2722     27433  SH      Defined      (1)       27433
iStar Financial Inc            COM              45031U101     7300   1006900  SH      Defined  (1) (2)      517900            489000
ITC Holdings Corp              COM              465685105     1647     21400  SH      Defined      (1)       21400
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114     1338    100000  SH      Defined               100000
JPMORGAN CHASE & CO            COM              46625H100    33588    730500  SH      Defined               730500
JUST ENERGY GROUP INC          COM              48213W101      462     33368  SH      Defined                33368
KB Home                        COM              48666K109     5928    666100  SH      Defined  (1) (2)      315500            350600
Kilroy Realty Corp             COM              49427F108    33792    725000  SH      Defined  (1) (2)      358900            366100
LAS VEGAS SANDS CORP           COM              517834107      829     14400  SH      Defined               14,400
LEAR CORP                      COM NEW          521865204     1007     21660  SH      Defined               21,660
Lennar Corp                    CL A             526057104    21540    792500  SH      Defined  (1) (2)      435600            356900

Liberty Property Trust         SH BEN INT       531172104    29930    837900  SH      Defined  (1) (2)      326700            511200
LOWES COS INC                  COM              548661107     1302     41500  SH      Defined               41,500
Macquarie Infrastructure Co LL COM              55608B105      412     12500  SH      Defined      (1)       12500
Marathon Petroleum Corporation COM              56585A102      824     19000  SH      Defined      (1)       19000
MarkWest Energy Partners LP    UNIT LTD PARTN   570759100     1122     19200  SH      Defined      (1)       19200
MGM Resorts International      COM              552953101    10501    771000  SH      Defined  (1) (2)      396400            374600
MITEL NETWORKS CORP            COM              60671Q104     1458    339800  SH      Defined               339800
Morgans Hotel Group Co         COM              61748W108      134     26971  SH      Defined      (1)       26971
MPG Office Trust Inc           COM              553274101     3506   1498300  SH      Defined  (1) (2)      779800            718500
NiSource Inc                   COM              65473P105     1666     68400  SH      Defined      (1)       68400
NORTH AMERN ENERGY PARTNERS    COM              656844107     3458    705698  SH      Defined               705698
NorthWestern Corp              COM              668074305      401     11300  SH      Defined      (1)       11300
Oneok Inc                      COM              682680103     1764     21600  SH      Defined      (1)       21600
Parkway Properties Inc/Md      COM              70159Q104    10988   1048454  SH      Defined  (1) (2)      538700            509754
Pennsylvania Real Estate Inves SH BEN INT       709102107    10924    715405  SH      Defined  (1) (2)      323219            392186
PG & E Corporation             COM              69331C108     2244     51700  SH      Defined      (1)       51700
Provident Energy Ltd           COM              74386V100      398     33200  SH      Defined      (1)       33200
Public Storage                 COM              74460D109    67100    485633  SH      Defined  (1) (2)      243183            242450
Ramco-Gershenson Series D 7.25 PERP PFD-D CV    751452608     2000     40700  SH      Defined      (1)       40700
Rayonier Inc                   COM              754907103    16346    370731  SH      Defined  (1) (2)      177331            193400
ROUSE PPTYS INC                COM              779287101   359901  26580603  SH      Defined             26580603
ROYAL BK CDA MONTREAL QUE      COM              780087102      290      5000  SH      Defined                 5000
SBA Communications Corp        COM              78388J106     2170     42700  SH      Defined      (1)       42700
Sempra Energy                  COM              816851109     2308     38500  SH      Defined      (1)       38500
Simon Property Group Inc       COM              828806109   138489    950635  SH      Defined  (1) (2)      423963            526672
SL Green Realty Corp           COM              78440X101    56741    731674  SH      Defined  (1) (2)      360291            371383
Southwest Gas Corp             COM              844895102      560     13100  SH      Defined      (1)       13100
SPDR DOW JONES INDUSTRIAL AVER COM              78467X109      158      1200  SH      Defined      (1)        1200
SPDR S&P 500 ETF TR            COM              78462F103     2429     17252  SH      Defined      (1)       17252
SPDR S&P MIDCAP 400 ETF TRUST  COM              78467Y107     2826     15640  SH      Defined      (1)       15640
Spectra Energy Corp            COM              847560109     4550    144200  SH      Defined      (1)      144200
Sunoco Inc.                    COM              86764P109     2041     53500  SH      Defined      (1)       53500
T Rowe Price Group Inc         COM              74144T108      229      3500  SH      Defined      (1)        3500
TECK RESOURCES LTD             CL B             878742204     2596     72800  SH      Defined                72800
TECUMSEH PRODS CO              CL B             878895101     2000    500000  SH      Defined               500000
Toll Brothers Inc              COM              889478103     3802    158500  SH      Defined      (1)      158500
TORONTO DOMINION BK ONT        COM NEW          891160509      365      4300  SH      Defined                 4300
TRANSCANADA CORP               COM              89353D107      387      9000  SH      Defined                 9000
TransCanada Corp               COM              89353D107     2182     50890  SH      Defined      (1)       50890
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     4947    106500  SH      Defined               106500
Ventas Inc                     COM              92276F100    38883    680963  SH      Defined  (1) (2)      331200            349763
Vornado Realty Trust           SH BEN INT       929042109     2240     26600  SH      Defined      (1)       26600
Weingarten Realty Investors    SH BEN INT       948741103    15951    603500  SH      Defined  (1) (2)      303600            299900
Weyerhaeuser Co                COM              962166104    32729   1493100  SH      Defined  (1) (2)      743600            749500
Williams Cos Inc               COM              969457100      767     24900  SH      Defined  (1) (2)       24900
Williams Partners LP           COM UNIT L P     96950F104      880     15542  SH      Defined      (1)       15542
WYNN RESORTS LTD               COM              983134107     6331     50700  SH      Defined                50700